Annual Total Returns- Janus Henderson Government Money Market Fund (Class T Shares) [BarChart] - Class T Shares - Janus Henderson Government Money Market Fund - Class T	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.02%	none	none	none	none	none	none	0.30%	1.29%	1.62%